Common Stock	6 Months Ended
Jun. 30, 2011
Common Stock

The Board of Directors of the Company approved a 12:1 forward stock split by way of stock dividend (the “Split”), which was approved by The Financial Industry Regulatory Authority (“FINRA”) and the Company issued a dividend of eleven shares of common stock of the Company for each share of common stock issued and outstanding as of the record date of February 4, 2011. The stock dividend increased the number of the Company’s issued and outstanding common stock to 42,180,000 from 3,515,000. The stock dividend did not affect the number of the Company’s authorized common stock, which remains at 100,000,000. On February 15, 2011 the Company’s former President, Chief Executive Officer, Chief Financial Officer and Treasurer, agreed to surrender 26,660,000 shares of the Company’s common stock to the Company for cancellation. For weighted average shares outstanding these two transactions were applied retroactively.

On February 15, 2011, as a result of the Share Exchange Transaction, Pulse Stockholders received 13,280,000 shares of the Company in exchange for 100% of the issued and outstanding common stock of Pulse.

On February 18, 2011, the Company closed a non-brokered private placement of common stock to a number of foreign accredited investors pursuant to a $1.00 Post-Split Private Placement Subscription Agreement. On February 28, 2011, the Company issued 1,025,000 shares of the Company’s common stock at $1.00 per share for gross proceeds of $1,025,000.

On March 31, 2011 the Company received $100,000 as an advance against a non-brokered private placement of 166,667 Units at $0.60 per unit. Each unit will contain one common share and one-half share purchase warrant. Each whole warrant is exercisable into one common share at $0.90 per share for a period of five years. These shares have not yet been issued.

On March 31, 2011 the Company received $100,000 as an advance against a non-brokered private placement of 166,667 Units at $0.60 per unit. Each unit will contain one common share and one-half share purchase warrant. Each whole warrant is exercisable into one common share at $0.90 per share for a period of five years. These shares have not yet been issued.

On June 15, 2011, the Company authorized the issuance of 30,000 post-split shares of its commons stock as annual compensation pursuant to an Advisory Board Agreement. The fair value of the shares on the date of grant was $32,400 and has been recorded as a prepaid expense to be amortized over a one year period.